Quarterly Report
June 30, 2022
MFS®  Total Return Fund
MTR-Q3

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.2%
Aerospace & Defense – 2.4%
Honeywell International, Inc.	369,391	$64,203,850
Howmet Aerospace, Inc.	945,034	29,721,319
L3Harris Technologies, Inc.	239,498	57,886,666
Northrop Grumman Corp.	66,119	31,642,570
		$183,454,405
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	120,534	$28,091,654
Automotive – 1.4%
Aptiv PLC (a)	277,431	$24,710,779
Lear Corp.	264,597	33,310,117
LKQ Corp.	921,156	45,219,548
		$103,240,444
Broadcasting – 0.4%
Omnicom Group, Inc.	375,974	$23,915,706
Warner Bros. Discovery, Inc. (a)	671,599	9,012,859
		$32,928,565
Brokerage & Asset Managers – 2.8%
Cboe Global Markets, Inc.	243,536	$27,565,840
Charles Schwab Corp.	1,967,483	124,305,576
Invesco Ltd.	1,422,794	22,949,667
NASDAQ, Inc.	250,735	38,247,117
		$213,068,200
Business Services – 2.7%
Accenture PLC, “A”	143,945	$39,966,329
Amdocs Ltd.	549,980	45,818,834
Cognizant Technology Solutions Corp., “A”	432,069	29,160,337
Equifax, Inc.	56,713	10,366,002
Fidelity National Information Services, Inc.	472,607	43,323,884
Fiserv, Inc. (a)	366,872	32,640,602
		$201,275,988
Cable TV – 1.6%
Comcast Corp., “A”	2,999,800	$117,712,152
Chemicals – 0.5%
PPG Industries, Inc.	355,472	$40,644,669
Computer Software – 2.4%
Microsoft Corp.	638,321	$163,939,983
Oracle Corp.	282,045	19,706,484
		$183,646,467
Construction – 1.6%
Masco Corp.	1,265,379	$64,028,177
Stanley Black & Decker, Inc.	356,845	37,418,767
Vulcan Materials Co.	154,269	21,921,625
		$123,368,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.7%
Colgate-Palmolive Co.	374,961	$30,049,374
Kimberly-Clark Corp.	183,258	24,767,319
		$54,816,693
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	6,667	$11,660,516
Electrical Equipment – 1.0%
Johnson Controls International PLC	1,456,564	$69,740,284
TE Connectivity Ltd.	66,240	7,495,056
		$77,235,340
Electronics – 2.3%
Applied Materials, Inc.	367,147	$33,403,034
Intel Corp.	1,239,633	46,374,671
NXP Semiconductors N.V.	192,205	28,452,106
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	326,215	26,668,076
Texas Instruments, Inc.	266,698	40,978,148
		$175,876,035
Energy - Independent – 2.4%
ConocoPhillips	808,901	$72,647,399
Hess Corp.	556,802	58,987,604
Pioneer Natural Resources Co.	216,508	48,298,604
		$179,933,607
Food & Beverages – 1.9%
Archer Daniels Midland Co.	352,905	$27,385,428
Danone S.A.	369,495	20,622,926
General Mills, Inc.	401,432	30,288,045
J.M. Smucker Co.	114,426	14,647,672
Mondelez International, Inc.	331,122	20,559,365
PepsiCo, Inc.	156,664	26,109,622
		$139,613,058
Food & Drug Stores – 0.6%
Wal-Mart Stores, Inc.	373,288	$45,384,355
General Merchandise – 0.2%
Dollar Tree, Inc. (a)	75,325	$11,739,401
Health Maintenance Organizations – 1.9%
Cigna Corp.	543,487	$143,219,694
Insurance – 3.3%
Aon PLC	285,515	$76,997,685
Chubb Ltd.	387,055	76,087,272
Travelers Cos., Inc.	246,917	41,761,072
Willis Towers Watson PLC	279,828	55,235,249
		$250,081,278
Internet – 0.5%
Alphabet, Inc., “A” (a)	15,981	$34,826,754
Leisure & Toys – 0.3%
Electronic Arts, Inc.	190,153	$23,132,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.5%
Eaton Corp. PLC	754,419	$95,049,250
Ingersoll Rand, Inc.	973,272	40,955,286
PACCAR, Inc.	266,170	21,916,438
Regal Rexnord Corp.	248,374	28,195,416
		$186,116,390
Major Banks – 6.0%
Bank of America Corp.	2,949,673	$91,823,320
Goldman Sachs Group, Inc.	532,588	158,189,288
JPMorgan Chase & Co.	995,202	112,069,697
Morgan Stanley	608,680	46,296,201
PNC Financial Services Group, Inc.	255,088	40,245,234
		$448,623,740
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	116,442	$25,232,981
McKesson Corp.	171,564	55,965,893
Quest Diagnostics, Inc.	210,559	28,000,136
		$109,199,010
Medical Equipment – 2.6%
Becton, Dickinson and Co.	99,691	$24,576,822
Danaher Corp.	270,544	68,588,315
Medtronic PLC	694,984	62,374,814
Thermo Fisher Scientific, Inc.	72,174	39,210,691
		$194,750,642
Metals & Mining – 0.2%
Rio Tinto PLC	212,698	$12,729,668
Other Banks & Diversified Financials – 1.9%
Northern Trust Corp.	289,018	$27,884,457
Truist Financial Corp.	2,161,292	102,510,080
U.S. Bancorp	325,564	14,982,455
		$145,376,992
Pharmaceuticals – 5.0%
Bayer AG	447,276	$26,585,962
Johnson & Johnson	742,092	131,728,751
Merck & Co., Inc.	1,345,230	122,644,619
Organon & Co.	590,520	19,930,050
Roche Holding AG	106,676	35,595,914
Vertex Pharmaceuticals, Inc. (a)	137,316	38,694,276
		$375,179,572
Railroad & Shipping – 1.1%
Union Pacific Corp.	369,294	$78,763,024
Real Estate – 0.3%
STORE Capital Corp., REIT	807,148	$21,050,420
Restaurants – 0.2%
Wendy's Co.	878,440	$16,584,947
Specialty Chemicals – 0.9%
Axalta Coating Systems Ltd. (a)	1,620,369	$35,826,358
DuPont de Nemours, Inc.	571,867	31,784,368
		$67,610,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.2%
Home Depot, Inc.	33,790	$9,267,583
Ross Stores, Inc.	109,812	7,712,097
		$16,979,680
Telecommunications - Wireless – 0.9%
T-Mobile US, Inc. (a)	480,463	$64,641,492
Tobacco – 1.1%
Philip Morris International, Inc.	801,148	$79,105,354
Utilities - Electric Power – 2.3%
Duke Energy Corp.	441,172	$47,298,050
Exelon Corp.	858,628	38,913,021
PG&E Corp. (a)	3,159,470	31,531,511
Southern Co.	775,372	55,291,777
		$173,034,359
Total Common Stocks		$4,364,695,972
Bonds – 39.2%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,782,373
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,566,000	1,541,900
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	4,835,668
		$9,159,941
Asset-Backed & Securitized – 5.6%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 3.273% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$6,082,500	$5,797,288
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 2.594% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	7,806,564	7,560,970
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 2.793% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,508,498
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 2.524% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	6,771,500	6,615,627
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,950,000	1,862,199
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 2.924% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	5,818,000	5,465,359
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.879% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	15,962,165
AREIT 2019-CRE3 Trust, “AS”, FLR, 2.748% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	10,147,998
AREIT 2022-CRE6 Trust, “B”, FLR, 2.62% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	10,151,500	10,109,046
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,332,486	1,518,537
BDS 2019-FL4 Ltd., “A”, FLR, 2.623% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	1,553,689	1,549,423
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 2.624% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	17,122,500	16,472,907
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 3.374% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	2,794,000	2,647,195
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.829% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,793,017
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	3,812,171	3,446,613
BXMT 2021-FL4 Ltd., “AS”, FLR, 2.624% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	16,816,500	16,303,977
CHCP 2021-FL1 Ltd., “AS”, FLR, 2.748% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	6,806,877
Columbia Cent CLO 28 Ltd., “A-2-R”, 3.07%, 11/07/2030 (n)	11,264,069	10,783,589
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,842,407
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,473,521
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	10,871,581
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,334,407
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,420,010
Cutwater 2015-1A Ltd., “AR”, FLR, 2.264% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	6,245,272	6,202,442
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.944% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	7,836,105	7,710,531
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.064% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,393,552
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	243,343	247,140
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,534,953
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	12,995,244
LCCM 2021-FL2 Trust, “B”, FLR, 3.224% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	8,231,500	8,040,216
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.074% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	16,915,500	16,139,302
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 1.844% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	4,565,322	4,486,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2020-FL4 Ltd., “A”, FLR, 3.148% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	$5,349,000	$5,308,167
MF1 2021-FL5 Ltd., “AS”, FLR, 2.648% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	17,020,697
MF1 2022-FL8 Ltd., “B”, FLR, 2.742% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,015,704
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 2.888% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	12,682,806	12,171,486
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,044,506
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 2.394% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	5,618,950	5,386,938
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 2.204% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	5,725,000	5,536,670
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.886% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,678,518	15,795,340
PFP III 2021-7 Ltd., “AS”, FLR, 2.474% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,525,375	12,225,768
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 2.623% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	8,909,002	8,700,567
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 3.424% (LIBOR - 1mo. + 1.8%), 11/25/2036 (z)	3,695,000	3,440,775
Residential Funding Mortgage Securities, Inc., FGIC, 4.456%, 12/25/2035	142,765	142,550
Santander Retail Auto Lease Trust, 2020-A, “B”, 2.41%, 3/20/2024 (n)	4,984,000	4,939,450
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 2.579% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,537,878
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 2.723% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	16,676,500	16,311,051
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	10,000,000	9,469,107
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	7,465,644	6,751,753
Verizon Owner Trust, 2020-A, “B”, 2.43%, 7/22/2024	7,967,000	7,879,263
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 2.494% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	6,439,259	6,122,267
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,337,848
		$417,180,768
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$2,545,000	$2,553,610
Hyundai Capital America, 2.65%, 2/10/2025 (n)	2,611,000	2,490,562
Hyundai Capital America, 3%, 2/10/2027 (n)	4,584,000	4,216,532
Lear Corp., 4.25%, 5/15/2029	2,163,000	1,986,643
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,205,221
Stellantis N.V., 2.691%, 9/15/2031 (n)	10,166,000	8,048,845
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	11,822,355
		$36,323,768
Broadcasting – 0.3%
Magallanes, Inc., 5.05%, 3/15/2042 (n)	$6,397,000	$5,442,504
Magallanes, Inc., 5.141%, 3/15/2052 (n)	5,588,000	4,690,288
Walt Disney Co., 3.5%, 5/13/2040	11,311,000	9,642,453
		$19,775,245
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$6,958,000	$5,844,859
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,038,000	3,039,199
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	5,839,363
		$14,723,421
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$524,683
Masco Corp., 2%, 2/15/2031	12,460,000	9,790,060
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,129,670
		$11,444,413
Business Services – 0.5%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$8,668,485
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,104,620
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,934,206
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,070,887
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	5,674,939
RELX Capital, Inc., 3%, 5/22/2030	2,015,000	1,810,958
S&P Global, Inc., 4.25%, 5/01/2029 (n)	2,742,000	2,711,551
Verisk Analytics, Inc., 4.125%, 3/15/2029	5,997,000	5,778,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Western Union Co., 2.85%, 1/10/2025	$1,586,000	$1,521,135
		$37,275,116
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$4,865,000	$4,876,287
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	3,413,000	3,432,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,761,423
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,183,532
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,836,856
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,409,336
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,579,676
		$30,079,610
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$3,872,058
Sherwin-Williams Co., 2.3%, 5/15/2030	4,950,000	4,177,288
		$8,049,346
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$4,603,000	$4,604,654
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$10,528,000	$8,253,107
Roper Technologies, Inc., 4.2%, 9/15/2028	2,076,000	2,035,619
Roper Technologies, Inc., 2.95%, 9/15/2029	1,310,000	1,155,489
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,378,910
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	966,000	967,651
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,500,951
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	6,723,000	6,492,428
		$24,784,155
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$6,157,000	$5,759,965
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,566,739
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,742,000	$2,275,158
Electronics – 0.4%
Broadcom, Inc., 4.15%, 11/15/2030	$1,641,000	$1,503,506
Broadcom, Inc., 4.3%, 11/15/2032	4,290,000	3,896,348
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,891,000	3,166,759
Broadcom, Inc., 3.187%, 11/15/2036 (n)	7,412,000	5,634,419
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	1,993,014
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	7,167,000	5,891,581
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	6,143,000	4,623,976
		$26,709,603
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,158,000	$986,057
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,782,492
Cenovus Energy, Inc., 5.375%, 7/15/2025	1,634,000	1,681,802
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,564,286
		$25,028,580

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,093,000	$1,087,287
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	13,587,000	11,831,055
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,019,546
Air Lease Corp., 2.2%, 1/15/2027	4,561,000	3,975,095
Air Lease Corp., 2.875%, 1/15/2032	5,987,000	4,673,249
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,082,502
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,175,043
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	4,782,410
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,057,000	2,040,299
		$43,666,486
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$12,182,975
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	2,398,000	2,199,293
Constellation Brands, Inc., 3.5%, 5/09/2027	5,197,000	4,988,964
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,429,787
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	882,115
		$27,683,134
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,788,926
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,023,130
Marriott International, Inc., 4%, 4/15/2028	5,286,000	5,055,106
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,438,524
Marriott International, Inc., 2.85%, 4/15/2031	23,000	19,074
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,128,483
		$22,453,243
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,437,609
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	11,118,000	9,974,188
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,196,932
		$31,608,729
Insurance - Health – 0.1%
Humana, Inc., 3.7%, 3/23/2029	$6,169,000	$5,839,849
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$13,224,000	$12,490,137
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	1,057,000	886,141
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,382,609
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,324,733
		$22,083,620
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,109,377
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,288,000	$5,291,531
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,322,414
		$6,613,945
Major Banks – 2.7%
Bank of America Corp., 3.004%, 12/20/2023	$1,671,000	$1,665,522
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	4,937,000	4,781,443
Bank of America Corp., 3.5%, 4/19/2026	8,221,000	8,009,281
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	11,722,000	9,668,446
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	2,906,476
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,207,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$12,356,000	$10,934,509
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	3,997,000	3,180,782
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,482,800
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,272,915
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,284,376
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,310,170
HSBC Holdings PLC, 4.7% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,018,551
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	12,711,000	12,205,946
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	2,910,000	2,538,985
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,334,791
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	12,500,807
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	5,010,252
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	6,102,349
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	2,847,000	2,402,640
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,792,827
Morgan Stanley, 3.875%, 4/29/2024	2,290,000	2,292,917
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,682,736
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	16,750,762
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,804,509
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,268,203
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,121,000	1,084,964
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	14,897,298
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	16,564,037
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	17,236,000	15,296,352
		$205,252,686
Medical & Health Technology & Services – 0.3%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$944,000	$802,662
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	5,041,367
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,197,468
HCA, Inc., 4.125%, 6/15/2029	5,801,000	5,289,267
HCA, Inc., 5.125%, 6/15/2039	5,707,000	4,994,278
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	2,995,415
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	425,690
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,480,208
		$24,226,355
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,453,570
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,507,360
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,288,782
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,212,240
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	3,717,000	3,704,325
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,434,810
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,892,320
		$28,039,837
Midstream – 0.4%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,846,000	$5,347,348
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	2,939,528
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	4,439,000	4,439,745
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	6,195,739
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,385,747
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,595,599
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,546,104
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,237,438
		$30,687,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 10.6%
Fannie Mae, 2.73%, 4/01/2023	$572,641	$572,371
Fannie Mae, 2.41%, 5/01/2023	868,768	866,282
Fannie Mae, 2.55%, 5/01/2023	815,615	813,763
Fannie Mae, 2.62%, 5/01/2023	569,809	568,683
Fannie Mae, 5.25%, 8/01/2024	878,990	901,180
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	4,828,781	5,065,875
Fannie Mae, 4.54%, 7/01/2026	895,101	935,055
Fannie Mae, 3.95%, 1/01/2027	863,234	886,049
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	8,482,383	8,355,111
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,557,056	1,653,336
Fannie Mae, 2.5%, 11/01/2031	187,698	184,099
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	7,167,254	7,590,922
Fannie Mae, 3%, 2/25/2033 (i)	906,796	87,229
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	12,332,942	12,701,204
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	4,026,046	4,294,614
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	32,786,564	32,166,658
Fannie Mae, 3.25%, 5/25/2040	286,178	280,128
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	27,173,072	27,458,168
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	857,825	822,989
Fannie Mae, 4%, 7/25/2046 (i)	894,709	169,372
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 4/01/2052	93,594,177	84,750,022
Fannie Mae, UMBS, 1.5%, 2/01/2042	489,322	419,219
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	50,648,896	44,593,893
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	14,457,137	13,554,663
Fannie Mae, UMBS, 3.5%, 5/01/2052	2,192,791	2,113,195
Freddie Mac, 2.51%, 11/25/2022	4,342,747	4,338,416
Freddie Mac, 3.111%, 2/25/2023	5,087,659	5,083,297
Freddie Mac, 3.32%, 2/25/2023	1,935,703	1,934,703
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	8,030,252	7,934,543
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,114,537
Freddie Mac, 3.458%, 8/25/2023	2,574,162	2,574,693
Freddie Mac, 1.031%, 4/25/2024 (i)	8,256,048	111,164
Freddie Mac, 0.635%, 7/25/2024 (i)	40,823,000	411,806
Freddie Mac, 0.73%, 7/25/2024 (i)	13,216,058	106,634
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,976,258	2,039,972
Freddie Mac, 0.432%, 8/25/2024 (i)	44,106,000	376,776
Freddie Mac, 0.501%, 8/25/2024 (i)	72,774,508	542,898
Freddie Mac, 3.064%, 8/25/2024	2,254,885	2,240,839
Freddie Mac, 0.469%, 10/25/2024 (i)	53,488,964	341,559
Freddie Mac, 3.171%, 10/25/2024	3,005,000	2,988,342
Freddie Mac, 0.397%, 11/25/2024 (i)	44,690,000	287,334
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,619,861
Freddie Mac, 3.329%, 5/25/2025	4,623,000	4,606,027
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,258,818
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	15,622,916	15,372,854
Freddie Mac, 0.775%, 6/25/2027 (i)	39,273,000	1,185,012
Freddie Mac, 0.887%, 6/25/2027 (i)	12,604,300	391,577
Freddie Mac, 0.711%, 7/25/2027 (i)	33,789,693	844,614
Freddie Mac, 0.46%, 8/25/2027 (i)	27,934,000	473,643
Freddie Mac, 0.558%, 8/25/2027 (i)	17,732,371	341,630
Freddie Mac, 0.406%, 9/25/2027 (i)	30,183,000	449,434
Freddie Mac, 0.324%, 11/25/2027 (i)	47,333,000	523,707
Freddie Mac, 0.417%, 11/25/2027 (i)	33,662,470	453,417
Freddie Mac, 0.457%, 11/25/2027 (i)	29,933,490	470,887
Freddie Mac, 0.375%, 12/25/2027 (i)	29,308,000	398,618
Freddie Mac, 0.414%, 12/25/2027 (i)	32,765,000	526,573
Freddie Mac, 0.492%, 12/25/2027 (i)	51,483,403	900,501
Freddie Mac, 1.218%, 7/25/2029 (i)	856,100	54,833
Freddie Mac, 1.268%, 8/25/2029 (i)	13,374,173	891,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.914%, 4/25/2030 (i)	$2,500,000	$292,928
Freddie Mac, 1.984%, 4/25/2030 (i)	7,819,828	946,241
Freddie Mac, 1.766%, 5/25/2030 (i)	4,048,749	446,187
Freddie Mac, 1.905%, 5/25/2030 (i)	8,995,049	1,067,753
Freddie Mac, 1.436%, 6/25/2030 (i)	3,687,431	328,714
Freddie Mac, 1.704%, 8/25/2030 (i)	3,331,192	360,918
Freddie Mac, 1.262%, 9/25/2030 (i)	2,196,896	177,469
Freddie Mac, 1.172%, 11/25/2030 (i)	4,320,889	328,221
Freddie Mac, 0.422%, 1/25/2031 (i)	17,113,689	380,465
Freddie Mac, 0.873%, 1/25/2031 (i)	6,541,106	366,839
Freddie Mac, 1.026%, 1/25/2031 (i)	4,767,487	317,106
Freddie Mac, 0.613%, 3/25/2031 (i)	13,863,812	493,678
Freddie Mac, 0.828%, 3/25/2031 (i)	5,934,811	316,433
Freddie Mac, 1.333%, 5/25/2031 (i)	2,518,959	224,726
Freddie Mac, 1.039%, 7/25/2031 (i)	4,010,843	280,520
Freddie Mac, 0.607%, 8/25/2031 (i)	5,126,682	196,570
Freddie Mac, 0.632%, 9/25/2031 (i)	16,898,337	673,208
Freddie Mac, 0.955%, 9/25/2031 (i)	5,075,984	331,435
Freddie Mac, 0.441%, 11/25/2031 (i)	25,136,487	740,192
Freddie Mac, 0.597%, 12/25/2031 (i)	23,600,379	932,940
Freddie Mac, 0.664%, 12/25/2031 (i)	40,016,231	1,753,359
Freddie Mac, 0.436%, 11/25/2032 (i)	24,769,541	571,191
Freddie Mac, 3%, 2/15/2033 (i)	1,159,382	79,989
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,632,377	1,766,609
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	2,527,443	2,655,349
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,530,090	1,626,422
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	639,669	673,689
Freddie Mac, 5.5%, 2/15/2036 (i)	168,371	28,790
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	5,847,649	5,908,840
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	25,373,228	24,212,461
Freddie Mac, 4.5%, 12/15/2040 (i)	147,316	13,640
Freddie Mac, 4%, 8/15/2044 (i)	192,997	22,997
Freddie Mac, UMBS, 5%, 7/01/2035 - 10/01/2035	300,528	315,394
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	114,680	120,847
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 5/01/2052	18,047,881	16,309,752
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	83,733,456	72,925,993
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	4,924,902	4,800,882
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	11,649,209	11,624,087
Freddie Mac, UMBS, 3%, 10/01/2047 - 4/01/2052	9,824,190	9,182,324
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,500,736	1,633,890
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,198,180	1,297,183
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	4,431,788	4,578,262
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	400,572	422,637
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	3,240,029	3,290,664
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	8,535,059	8,451,921
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	20,528,859	19,550,615
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	27,628,299	25,375,945
Ginnie Mae, 2%, 1/20/2052	10,581,950	9,413,608
Ginnie Mae, 0.585%, 2/16/2059 (i)	7,052,527	270,436
Ginnie Mae, TBA, 3%, 7/21/2052	15,650,000	14,751,348
Ginnie Mae, TBA, 3.5%, 7/21/2052	27,919,718	27,125,751
Ginnie Mae, TBA, 5%, 7/21/2052	13,250,000	13,577,109
Ginnie Mae, TBA, 4.5%, 8/15/2052	25,850,000	26,126,676
Ginnie Mae, TBA, 4%, 8/18/2052	22,504,583	22,352,941
UMBS, TBA, 2.5%, 7/25/2037 - 8/11/2052	60,125,000	54,523,663
UMBS, TBA, 2%, 8/16/2037 - 8/11/2052	74,525,000	67,317,539
UMBS, TBA, 3%, 8/16/2037	4,575,000	4,462,607
UMBS, TBA, 5%, 7/14/2052	3,100,000	3,163,938
UMBS, TBA, 4%, 7/25/2052	8,700,000	8,578,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5.5%, 8/11/2052	$1,000,000	$1,035,000
		$798,090,836
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$9,549,488
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	7,717,131
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	4,514,000	3,921,439
		$21,188,058
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,524,422
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,952,569
		$5,476,991
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$8,264,017
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	777,000	755,667
		$9,019,684
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$6,826,000	$5,894,305
AT&T, Inc., 3.65%, 9/15/2059	5,210,000	3,902,018
Verizon Communications, Inc., 2.1%, 3/22/2028	878,000	779,859
Verizon Communications, Inc., 3.15%, 3/22/2030	3,413,000	3,103,084
Verizon Communications, Inc., 2.55%, 3/21/2031	4,203,000	3,593,597
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	4,530,589
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,918,257
		$27,721,709
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,506,387
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,148,780
Valero Energy Corp., 6.625%, 6/15/2037	6,797,000	7,384,724
		$18,039,891
Other Banks & Diversified Financials – 0.3%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$4,730,000	$4,737,497
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	19,423,000	17,961,993
		$22,699,490
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,170,602
Real Estate - Office – 0.0%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,360,051
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$528,205
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	4,846,088
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,449,057
		$6,823,350
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$5,106,945
Best Buy Co., Inc., 4.45%, 10/01/2028	5,549,000	5,454,826
		$10,561,771
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$9,067,000	$7,501,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$2,324,000	$2,299,360
American Tower Corp., REIT, 3.6%, 1/15/2028	2,895,000	2,706,846
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,228,000	5,205,495
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	2,267,000	2,072,151
Crown Castle International Corp., REIT, 3.65%, 9/01/2027	7,941,000	7,520,504
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	17,162,000	15,693,104
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,375,832
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,408,994
		$47,282,286
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$13,867,000	$13,127,301
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$6,146,817
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$14,474	$14,510
Small Business Administration, 4.77%, 4/01/2024	83,339	83,069
Small Business Administration, 5.18%, 5/01/2024	104,336	104,766
Small Business Administration, 5.52%, 6/01/2024	46,178	46,189
Small Business Administration, 4.99%, 9/01/2024	146,879	145,675
Small Business Administration, 4.95%, 3/01/2025	132,670	131,120
		$525,329
U.S. Treasury Obligations – 10.0%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$5,369,493
U.S. Treasury Bonds, 1.375%, 11/15/2040	15,000,000	10,802,930
U.S. Treasury Bonds, 1.75%, 8/15/2041	28,989,000	22,050,891
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	50,578,059
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	4,506,088
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	199,782
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	12,898,997
U.S. Treasury Bonds, 3%, 2/15/2048	22,502,000	21,201,103
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	128,211,704
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	6,764,067
U.S. Treasury Bonds, 2.25%, 2/15/2052	18,658,400	15,355,280
U.S. Treasury Notes, 0.5%, 11/30/2023	36,000,000	34,776,562
U.S. Treasury Notes, 2.25%, 3/31/2024	18,511,700	18,278,858
U.S. Treasury Notes, 1.375%, 1/31/2025 (f)	231,500,000	222,032,011
U.S. Treasury Notes, 0.375%, 11/30/2025	193,700,000	176,917,712
U.S. Treasury Notes, 2.75%, 4/30/2027	15,067,600	14,863,952
U.S. Treasury Notes, 1.375%, 11/15/2031	7,553,000	6,551,047
		$751,358,536
Utilities - Electric Power – 0.6%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$1,738,000	$1,471,998
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,157,578
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,310,838
Enel Finance International N.V., 2.65%, 9/10/2024	2,783,000	2,695,085
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,868,615
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	4,595,422
Exelon Corp., 4.05%, 4/15/2030	5,246,000	5,033,984
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	2,358,414
Georgia Power Co., 3.7%, 1/30/2050	482,000	382,685
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,089,991
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,515,938
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,832,570
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,308,533

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 3%, 6/15/2028	$4,502,000	$3,878,652
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,071,150
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,868,673
		$45,440,126
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$3,057,915
Total Bonds		$2,941,036,620
Convertible Preferred Stocks – 0.7%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$12,857,580
Medical Equipment – 0.3%
Boston Scientific Corp., 5.5%	214,080	$21,716,275
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25% (a)	16,855	$19,488,495
Total Convertible Preferred Stocks		$54,062,350
Preferred Stocks – 0.6%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	341,639	$13,682,400
Consumer Products – 0.4%
Henkel AG & Co. KGaA	558,260	$34,387,979
Total Preferred Stocks		$48,070,379
Investment Companies (h) – 4.3%
Money Market Funds – 4.3%
MFS Institutional Money Market Portfolio, 1.21% (v)	322,678,091	$322,645,823

Other Assets, Less Liabilities – (3.0)%		(224,116,300)
Net Assets – 100.0%		$7,506,394,844
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $322,645,823 and $7,407,865,321, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $576,282,941, representing 7.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 2.623% (LIBOR - 1mo. + 1%), 4/25/2038	3/19/21	$8,909,002	$8,700,567
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 3.424% (LIBOR - 1mo. + 1.8%), 11/25/2036	11/12/21	3,695,000	3,440,775
Total Restricted Securities			$12,141,342
% of Net assets			0.2%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	367	$46,746,625	September – 2022	$744,834
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	249	$52,293,891	September – 2022	$(361,762)
U.S. Treasury Note 5 yr	Long	USD	1,705	191,386,250	September – 2022	(625,022)
U.S. Treasury Ultra Bond	Long	USD	284	43,833,625	September – 2022	(1,293,394)
						$(2,280,178)
At June 30, 2022, the fund had liquid securities with an aggregate value of $1,335,067 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,251,834,300	$19,488,495	$—	$4,271,322,795
Germany	60,973,941	—	—	60,973,941
Switzerland	35,595,914	—	—	35,595,914
Taiwan	26,668,076	—	—	26,668,076
Ireland	25,232,981	—	—	25,232,981
France	20,622,926	—	—	20,622,926
South Korea	13,682,400	—	—	13,682,400
United Kingdom	12,729,668	—	—	12,729,668
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	751,883,865	—	751,883,865
Non - U.S. Sovereign Debt	—	10,109,377	—	10,109,377
Municipal Bonds	—	21,188,058	—	21,188,058
U.S. Corporate Bonds	—	667,585,757	—	667,585,757
Residential Mortgage-Backed Securities	—	798,480,526	—	798,480,526
Commercial Mortgage-Backed Securities	—	147,667,021	—	147,667,021
Asset-Backed Securities (including CDOs)	—	269,124,057	—	269,124,057
Foreign Bonds	—	274,997,959	—	274,997,959
Mutual Funds	322,645,823	—	—	322,645,823
Total	$4,769,986,029	$2,960,525,115	$—	$7,730,511,144
Other Financial Instruments
Futures Contracts – Assets	$744,834	$—	$—	$744,834
Futures Contracts – Liabilities	(2,280,178)	—	—	(2,280,178)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$589,409,208	$1,282,087,003	$1,548,808,118	$(15,861)	$(26,409)	$322,645,823
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$88,944	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.